Cash Distributions and Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2019
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distributions Made To General Partners Or Unitholders By Distribution
		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	2%
First Target Distribution	up to $6.0375	98%	2%
Second Target Distribution	above $6.0375 up to $6.5625	85%	15%
Third Target Distribution	above $6.5625 up to $7.875	75%	25%
Thereafter	above $7.875	50%	50%

Schedule Of Earnings Per Unit, Basic And Diluted
	Three Month Period Ended		Six Month Period Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Net loss	$(6,523)	$(29,533)	$(16,046)	$(24,055)
Loss attributable to:
Common unit holders	(6,394)	(28,942)	(15,729)	(23,574)
Weighted average units outstanding (basic and diluted)
Common unit holders	10,774,452	10,991,092	10,898,658	10,645,044
Loss per unit (basic and diluted):
Common unit holders	$(0.59)	$(2.64)	$(1.44)	$(2.21)
Earnings per unit — distributed (basic and diluted):
Common unit holders	$0.30	$0.30	$0.60	$0.63
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.89)	$(2.94)	$(2.04)	$(2.84)